UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09471

Nuveen Maryland Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Maryland Dividend Advantage Municipal Fund (NFM)
	February 28, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 4.1% (2.8% of Total Investments)
$ 2,115	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Baa3	$ 1,711,225
	9/01/39 – SYNCORA GTY Insured
310	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B,	9/16 at 100.00	Ba1	250,167
	5.875%, 9/01/39
650	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	470,925
	Center, Series 2006A, 5.000%, 12/01/31
3,075	Total Consumer Discretionary			2,432,317
	Consumer Staples – 2.2% (1.5% of Total Investments)
1,340	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	1,299,787
	Series 2002, 5.375%, 5/15/33
	Education and Civic Organizations – 12.1% (8.5% of Total Investments)
645	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute,	4/14 at 100.00	A+	646,142
	Series 2004, 5.250%, 4/01/34
980	Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds, University of	7/11 at 100.00	N/R	998,159
	Maryland – College Park, Series 2001, 5.000%, 7/01/19 – AMBAC Insured
1,500	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold	7/10 at 100.00	BBB–	1,487,385
	Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College,	7/14 at 100.00	A–	500,450
	Series 2004, 5.125%, 7/01/34
585	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	7/14 at 100.00	AA	649,689
	Hospital, Series 2004, Inverse 1003, 13.615%, 7/01/33 (IF)
565	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/17 at 100.00	Baa1	522,992
	College of Art, Series 2007, 5.000%, 6/01/36
475	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel	5/15 at 100.00	N/R	444,040
	High School, Series 2005A, 6.000%, 5/01/35
615	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts	5/15 at 100.00	A1	658,542
	Center Project, Series 2005A, 5.000%, 5/01/20
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System,
	Series 1999:
215	5.375%, 2/01/19	8/10 at 100.50	BBB–	212,964
410	5.375%, 2/01/29	8/10 at 100.50	BBB–	373,022
900	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006,	11/16 at 100.00	BBB+	763,650
	4.500%, 11/01/36
7,390	Total Education and Civic Organizations			7,257,035
	Health Care – 33.4% (23.3% of Total Investments)
225	Maryland Health and Higher Education Facilities Authority Revenue Bonds University of Maryland	7/19 at 100.00	A	224,476
	Medical System Issue, Series 2010, 5.125%, 7/01/39
1,325	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, University of	7/16 at 100.00	A	1,309,617
	Maryland Medical System, Series 2006, 5.000%, 7/01/36
330	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/19 at 100.00	A–	321,925
	Health System, Series 2010, 5.000%, 7/01/40
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/10 at 100.00	AAA	1,003,230
	Medical Center, Series 1998, 5.125%, 7/01/28 – AGM Insured
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial	7/10 at 100.00	A2	1,000,560
	Hospital, Series 1998, 5.000%, 7/01/28
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County	7/12 at 100.00	A3	1,027,380
	General Hospital, Series 2002, 6.000%, 7/01/26
400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital	7/16 at 100.00	A3	381,960
	Center, Series 2006, 5.000%, 7/01/40
750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical	7/14 at 100.00	N/R	586,365
	Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured
710	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community	7/17 at 100.00	Baa3	613,973
	Hospital, Series 2007A, 5.000%, 7/01/29
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	7/12 at 100.00	Baa1	481,765
	Hospital, Series 2002, 5.125%, 7/01/35
650	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore	7/11 at 100.00	A+	639,171
	Medical Center, Series 2001, 5.000%, 7/01/34
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	5/11 at 100.00	A+	1,266,738
	Hospital, Series 2001, 5.000%, 5/15/21
2,225	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kaiser Permanente	6/10 at 101.00	A+	2,251,366
	System, Series 1998A, 5.375%, 7/01/15
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger	7/13 at 100.00	Baa3	931,610
	Institute, Series 2003, 5.500%, 7/01/33
485	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/17 at 100.00	AAA	502,150
	System, Series 2008, 5.000%, 7/01/28 – AGC Insured
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	719,971
	Series 2004, 5.375%, 8/15/24
1,360	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	5/16 at 100.00	AA+	1,370,431
	Series 2007, 5.250%, 5/15/46 – BHAC Insured
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical
	Center Project, Series 2007A:
415	5.000%, 7/01/37	7/17 at 100.00	BBB	376,027
270	5.500%, 7/01/42	7/17 at 100.00	BBB	261,654
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/11 at 100.00	BBB	1,001,390
	Center, Series 2001, 5.625%, 7/01/31
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional	7/16 at 100.00	A	709,450
	Medical Center, Series 2006, 5.000%, 7/01/36
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of	7/15 at 100.00	A3	984,400
	Cecil County, Series 2005, 5.000%, 7/01/35
980	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County	1/18 at 100.00	BBB–	952,109
	Hospital, Series 2008, 5.750%, 1/01/38
570	Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds, Union	7/10 at 100.00	A3	570,319
	Hospital of Cecil County, Series 1998, 5.100%, 7/01/22
700	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994,	7/10 at 100.00	B3	475,482
	5.300%, 7/01/24
20,545	Total Health Care			19,963,519
	Housing/Multifamily – 17.0% (11.8% of Total Investments)
2,000	Maryland Community Development Administration, Housing Revenue Bonds, Series 1998A, 5.625%,	7/10 at 100.00	Aa2	2,002,660
	1/01/40 (Alternative Minimum Tax)
1,000	Maryland Community Development Administration, Multifamily Housing Revenue Bonds, Princess	12/11 at 100.00	Aaa	1,006,900
	Anne Apartments, Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)
	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,
	University of Maryland – Baltimore, Series 2003A:
215	4.250%, 10/01/10	No Opt. Call	B3	211,625
50	5.000%, 10/01/15	10/13 at 100.00	B3	43,600
210	5.625%, 10/01/23	10/13 at 100.00	B3	161,853
1,800	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt	7/11 at 101.00	N/R	1,530,468
	University Village, Series 2001, 6.000%, 7/01/33 – ACA Insured
475	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	Baa2	423,985
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured
750	Montgomery County Housing Opportunities Commission, Maryland, FNMA/FHA-Insured Multifamily	7/10 at 100.00	Aaa	750,743
	Housing Development Bonds, Series 1998A, 5.250%, 7/01/29 (Alternative Minimum Tax)
2,000	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/10 at 100.00	Aaa	2,008,140
	Bonds, Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)
2,000	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/11 at 100.00	Aaa	2,009,360
	Bonds, Series 2001A, 5.600%, 7/01/42 (Alternative Minimum Tax)
10,500	Total Housing/Multifamily			10,149,334
	Housing/Single Family – 9.4% (6.6% of Total Investments)
985	Maryland Community Development Administration Department of Housing and Community	9/18 at 100.00	Aa2	1,029,098
	Development, Residential Revenue Bonds, Series 2008C, 5.375%, 9/01/39
	Maryland Community Development Administration, Department of Housing and Community
	Development, Residential Revenue Bonds, Series 2006:
600	4.750%, 9/01/25 (Alternative Minimum Tax) (UB)	9/15 at 100.00	Aa2	598,692
300	4.900%, 9/01/26 (Alternative Minimum Tax) (UB)	9/15 at 100.00	Aa2	301,048
1,200	4.875%, 9/01/26 (Alternative Minimum Tax) (UB)	3/16 at 100.00	Aa2	1,204,020
815	4.900%, 9/01/31 (Alternative Minimum Tax) (UB)	9/16 at 100.00	Aa2	817,698
	Maryland Community Development Administration, Department of Housing and Community
	Development, Residential Revenue Bonds, Series 2007:
250	5.000%, 9/01/27 (Alternative Minimum Tax) (UB)	3/17 at 100.00	Aa2	252,058
500	4.850%, 9/01/37 (Alternative Minimum Tax) (UB)	3/17 at 100.00	Aa2	490,316
970	Maryland Community Development Administration, Department of Housing and Community	9/14 at 100.00	Aa2	940,182
	Development, Residential Revenue Bonds, Series 2005, 4.900%, 9/01/36 (Alternative
	Minimum Tax) (UB)
5,620	Total Housing/Single Family			5,633,112
	Industrials – 3.7% (2.6% of Total Investments)
410	Maryland Economic Development Corporation, Solid Waste Disposal Revenue Bonds, Waste	4/12 at 101.00	BBB	410,414
	Management Inc., Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)
810	Maryland Economic Development Revenue Bonds, Transportation Facilities Project, Series A and B,	6/20 at 100.00	Baa3	828,193
	5.750%, 6/01/35
1,000	Northeast Maryland Waste Disposal Authority, Baltimore, Resource Recovery Revenue Bonds, RESCO	7/10 at 100.00	BBB	1,006,010
	Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)
2,220	Total Industrials			2,244,617
	Long-Term Care – 3.9% (2.7% of Total Investments)
850	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	BBB+	748,527
295	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Homes Inc.,	1/20 at 100.00	N/R	300,018
	Series 2009B, 6.000%, 1/01/23
300	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Edenwald, Series	7/16 at 100.00	N/R	271,779
	2006A, 5.400%, 1/01/31
720	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm	1/17 at 100.00	N/R	594,547
	Presbyterian Community, Series 2007A, 5.250%, 1/01/27
440	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	7/17 at 100.00	A–	391,657
	Retirement Community, Series 2007, 4.750%, 7/01/34
2,605	Total Long-Term Care			2,306,528
	Tax Obligation/General – 16.0% (11.2% of Total Investments)
565	Anne Arundel County, Maryland, General Obligation Bonds, Series 2006, 5.000%, 3/01/21	3/16 at 100.00	AAA	628,133
3,500	Baltimore County, Maryland, Metropolitan District Special Assessment Bonds, 67th Issue,	6/11 at 101.00	AAA	3,597,895
	5.000%, 6/01/27
300	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AA+	348,510
600	Frederick, Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/16 – NPFG Insured	8/15 at 100.00	AA	692,220
1,000	Maryland National Capital Park Planning Commission, Prince George’s County, General Obligation	1/14 at 100.00	AAA	1,120,890
	Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17
1,360	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	1,603,154
	2006, 5.000%, 5/01/16
740	Ocean City, Maryland, General Obligation Bonds, Series 2001, 4.875%, 3/01/19 – FGIC Insured	3/11 at 101.00	AA–	781,773
700	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	6/15 at 100.00	AAA	822,304
	Sewerage Disposal Bonds, Series 2005, 5.000%, 6/01/16
8,765	Total Tax Obligation/General			9,594,879
	Tax Obligation/Limited – 15.7% (10.9% of Total Investments)
360	Anne Arundel County, Maryland, Tax Increment Financing Revenue Bonds, Parole Town Center	No Opt. Call	N/R	364,424
	Project, Series 2002, 5.000%, 7/01/12
350	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/14 at 102.00	N/R	305,781
	5.750%, 7/01/34
1,500	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AAA	1,795,440
	5.500%, 2/01/16
1,405	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation	6/12 at 100.50	AA+	1,537,548
	Headquarters Building, Series 2002, 5.375%, 6/01/19
370	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Town Square	9/12 at 100.00	AA+	407,781
	Parking Garage, Series 2002A, 5.000%, 9/15/13
740	Prince George’s County, Maryland, Lease Revenue Bonds, Upper Marlboro Justice Center, Series	6/13 at 100.00	AA+	825,729
	2003A, 5.000%, 6/30/14 – NPFG Insured
895	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series	7/15 at 100.00	N/R	766,048
	2005, 5.200%, 7/01/34
450	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series	7/13 at 100.00	N/R	359,366
	2005, 5.250%, 7/01/35
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	BBB	971,190
	7/01/31 – AMBAC Insured
700	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A	749,028
	5.500%, 7/01/19 – NPFG Insured
1,290	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A,	10/10 at 101.00	BBB+	1,315,568
	6.375%, 10/01/19
9,060	Total Tax Obligation/Limited			9,397,903
	Transportation – 4.2% (2.9% of Total Investments)
650	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,	7/11 at 100.00	N/R	623,740
	Johns Hopkins Hospital, Series 2001, 5.000%, 7/01/27 – AMBAC Insured
1,785	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series	7/17 at 100.00	AAA	1,911,057
	2007, 5.000%, 7/01/30 – AGM Insured (UB)
2,435	Total Transportation			2,534,797
	U.S. Guaranteed – 17.9% (12.5% of Total Investments) (4)
1,015	Baltimore, Maryland, Revenue Refunding Bonds, Water Projects, Series 1998A, 5.000%, 7/01/28 –	No Opt. Call	AA (4)	1,162,165
	FGIC Insured (ETM)
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington	4/11 at 101.00	N/R (4)	539,500
	Episcopal Life Care Community Inc., Series 2001A, 6.750%, 4/01/23 (Pre-refunded 4/01/11)
585	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A2 (4)	676,716
	System, Series 2004A, 5.125%, 7/01/34 (Pre-refunded 7/01/14)
625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/11 at 100.00	Baa1 (4)	664,469
	College of Art, Series 2001, 5.500%, 6/01/32 (Pre-refunded 6/01/11)
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/11 at 100.00	A (4)	2,129,480
	Maryland Medical System, Series 2001, 5.250%, 7/01/28 (Pre-refunded 7/01/11)
640	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities	No Opt. Call	AAA	752,070
	Projects, First Series 1978, 6.800%, 7/01/16 (ETM)
	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
2,300	5.500%, 10/01/32	10/10 at 101.00	AAA	2,396,485
1,700	5.500%, 10/01/40	10/10 at 101.00	AAA	1,771,315
590	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	601,369
	5.750%, 7/01/20 (Pre-refunded 7/01/10)
9,955	Total U.S. Guaranteed			10,693,569
	Utilities – 1.7% (1.2% of Total Investments)
1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	3/10 at 100.00	N/R	1,000,310
	7.400%, 9/01/19 (Alternative Minimum Tax)
	Water and Sewer – 2.1% (1.5% of Total Investments)
285	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 –	7/16 at 100.00	AA	301,231
	AMBAC Insured
540	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2007D, 5.000%, 7/01/32 –	7/17 at 100.00	AA	555,681
	AMBAC Insured
355	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series	No Opt. Call	AAA	418,271
	2005A, 5.000%, 9/01/15
1,180	Total Water and Sewer			1,275,183
$ 85,690	Total Investments (cost $85,300,246) – 143.4%			85,782,890
	Floating Rate Obligations – (6.6)%			(3,973,000)
	Other Assets Less Liabilities – 6.4%			3,847,227
	Auction Rate Preferred Shares, at Liquidation Value – (43.2)% (5)			(25,825,000)
	Net Assets Applicable to Common Shares – 100%			$ 59,832,117

Fair Value Measurements

In determining the value of the Fund's investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$85,782,890	$ —	$85,782,890

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2010, the cost of investments was $81,614,656.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2010, were as follows:

Gross unrealized:
Appreciation	$ 2,991,740
Depreciation	(2,796,796)
Net unrealized appreciation (depreciation) of investments	$ 194,944

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.1%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Maryland Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        April 29, 2010